Investment Strategy - Calamos Timpani Active Growth Opportunities ETF	Jun. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth equity securities of small and mid-capitalization companies of issuers primarily located in the United States. The Fund defines a small and mid-capitalization company as any company with a market capitalization less than or equal to that of the company with the largest market capitalization of either the Russell 2500® Index or the MSCI USA SMID Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase. Calamos Advisors LLC (“Calamos Advisors”) defines “growth” to include any company, security or instrument if any of the following characteristics rank better than average when compared to the Fund’s broad-based equity index (long-term projected earnings growth, book value growth, sales growth, cash flow growth and historical earnings growth) or if the company is included as a constituent in any of the growth indices published by third-party index providers or if the security or instrument tracks the performance of a growth index. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector exposure may vary.